UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	May 31, 2007
August 31

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2007

1.802204.103

RGM-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 7.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.5%
3/28/08 to 4/25/08	5.25 to 5.26%	$ 27,000	$ 25,822
Federal Home Loan Bank - 3.5%
6/25/07 to 2/13/08	5.19 to 5.32 (b)	163,000	162,957
Freddie Mac - 3.0%
1/7/08 to 5/27/08	5.20 to 5.32	145,000	141,163
TOTAL FEDERAL AGENCIES			329,942
Repurchase Agreements - 93.4%
	Maturity Amount (000s)
In a joint trading account at 5.32% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) #	$ 3,451,792	3,451,282
With:
Barclays Capital, Inc. At 5.29%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $158,100,000, 4.82% - 6.37%, 8/1/21 - 5/1/37) (b)(c)	163,222	155,000
CS First Boston Corp. At:
5.21%, dated 12/5/06 due 6/5/07 (Collateralized by Mortgage Loan Obligations valued at $29,838,956, 4.65% - 6.5%, 7/5/07 - 1/25/37)	28,738	28,000
5.3%, dated 5/29/07 due 5/28/08 (Collateralized by Mortgage Loan Obligations valued at $56,118,969, 4.65% - 9%, 7/5/07 - 5/15/37)	56,902	54,000
Deutsche Bank Securities, Inc. At:
5.21%, dated 3/16/07 due 12/17/07 (Collateralized by Mortgage Loan Obligations valued at $70,380,001, 5% - 7.54%, 5/1/35 - 8/1/36)	71,756	69,000
5.25%, dated:
4/13/07 due 4/11/08 (Collateralized by Mortgage Loan Obligations valued at $30,600,000, 1.43% - 14.69%, 4/15/32 - 4/15/37)	31,593	30,000
5/3/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $45,900,000, 5%, 9/1/35 - 1/1/37)	46,772	45,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. At:
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by Mortgage Loan Obligations valued at $30,600,000, 5% - 6.5%, 12/1/36 - 2/1/37)	$ 31,201	$ 30,000
5.28%, dated 12/11/06 due 6/11/07 (Collateralized by Mortgage Loan Obligations valued at $44,880,000, 5.5% - 6%, 7/1/33 - 4/1/37)	45,175	44,000
Morgan Stanley & Co., Inc. At:
5.25%, dated:
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $48,173,123, 5.5% - 6%, 1/1/37 - 5/1/37)	48,234	47,000
4/27/07 due 1/22/08 (Collateralized by Mortgage Loan Obligations valued at $45,098,877, 5.5% - 6%, 1/1/37 - 5/1/37)	45,733	44,000
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by Mortgage Loan Obligations valued at $45,098,877, 5.5% - 6%, 1/1/37 - 5/1/37)	45,774	44,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by Mortgage Loan Obligations valued at $48,173,122, 5.5% - 6%, 1/1/37 - 5/1/37)	48,889	47,000
UBS Warburg LLC At:
5.21%, dated 4/4/07 due 12/31/07 (Collateralized by Mortgage Loan Obligations valued at $47,380,988, 5.62% - 5.77%, 9/15/35 - 7/25/36)	47,804	46,000
5.25%, dated:
1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $45,321,394, 5.72% - 6.32%, 4/25/28 - 1/25/34)	46,342	44,000
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $48,413,615, 5.77% - 5.82%, 4/25/32 - 6/15/36)	48,234	47,000
5.26%, dated 3/9/07 due 9/5/07 (Collateralized by Mortgage Loan Obligations valued at $47,381,029, 5.82% - 6.07%, 5/25/18 - 12/15/32)	47,210	46,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Warburg LLC At:
5.27%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $92,700,644, 5.82% - 6.32%, 5/15/29 - 2/25/33) (b)(c)	$ 94,783	$ 90,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by Mortgage Loan Obligations valued at $31,930,370, 6.07% - 6.32%, 6/15/32 - 2/25/33)	32,395	31,000
TOTAL REPURCHASE AGREEMENTS		4,392,282
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,722,224)		4,722,224
NET OTHER ASSETS - (0.4)%		(18,952)
NET ASSETS - 100%		$ 4,703,272
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,451,282,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 279,941
Bank of America, NA	731,848
Barclays Capital, Inc.	731,848
Bear Stearns & Co., Inc.	121,975
Citigroup Global Markets, Inc.	731,848
Countrywide Securities Corp.	243,949
Credit Suisse Securities (USA) LLC	365,924
HSBC Securities (USA), Inc.	243,949
$ 3,451,282
Income Tax Information
At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,722,224,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2007

1.802205.103

RMM-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 19.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.1%
Huntington National Bank, Columbus
10/29/07	5.35%	$ 9,500	$ 9,500
London Branch, Eurodollar, Foreign Banks - 2.5%
Barclays Bank PLC
6/11/07	5.44	80,000	80,000
Credit Industriel et Commercial
7/25/07 to 11/19/07	5.33 to 5.36	231,000	231,000
Landesbank Hessen-Thuringen
9/17/07	5.37	81,000	81,000
			392,000
New York Branch, Yankee Dollar, Foreign Banks - 16.7%
Barclays Bank PLC
4/16/08 to 5/5/08	5.34 to 5.36	508,000	508,000
Canadian Imperial Bank of Commerce
6/15/07 to 6/25/07	5.32 to 5.41 (c)	230,000	230,001
Credit Suisse First Boston
6/12/07 to 7/23/07	5.32 to 5.34 (c)	347,000	347,000
Credit Suisse Group
6/4/07	5.40	79,000	79,000
Deutsche Bank AG
6/4/07 to 4/24/08	5.36 to 5.41 (c)	359,000	359,000
Fortis Banque SA
6/26/07	5.33	88,000	88,000
Mizuho Corporate Bank Ltd.
6/25/07 to 6/26/07	5.31	149,000	149,000
Natexis Banques Populaires NY CD
12/12/07 to 6/17/08	5.35 to 5.40	626,000	625,996
Societe Generale
4/2/08	5.36	171,000	171,000
Toronto-Dominion Bank
6/18/07	5.68	59,300	59,295
UniCredito Italiano Spa, New York
7/30/07	5.32 (c)	25,000	24,997
			2,641,289
TOTAL CERTIFICATES OF DEPOSIT			3,042,789
Commercial Paper - 11.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bavaria TRR Corp.
6/7/07 to 6/15/07	5.31 to 5.34%	$ 47,000	$ 46,921
Brahms Funding Corp.
6/27/07	5.36	95,000	94,634
Burlington Northern Santa Fe Corp.
6/14/07 to 7/16/07	5.34 to 5.38 (b)	21,930	21,865
Capital One Multi-Asset Execution Trust
6/14/07 to 7/19/07	5.32 to 5.33	23,000	22,931
ConocoPhillips Qatar Funding Ltd.
6/8/07 to 8/29/07	5.35 to 5.42 (b)	17,000	16,891
Countrywide Financial Corp.
6/12/07 to 6/21/07	5.33 to 5.36	47,000	46,887
DaimlerChrysler NA Holding Corp.
6/6/07 to 7/12/07	5.37 to 5.41	31,000	30,856
Davis Square Funding V Corp.
6/1/07 to 6/5/07	5.31 to 5.32	35,700	35,690
Devon Energy Corp.
6/12/07 to 8/16/07	5.36 to 5.44	86,250	85,540
Dominion Resources, Inc.
6/7/07 to 6/27/07	5.35 to 5.39	27,500	27,428
Dow Chemical Co.
6/6/07	5.35	3,000	2,998
Emerald (MBNA Credit Card Master Note Trust)
6/12/07	5.32	33,000	32,947
Fortune Brands, Inc.
6/7/07 to 8/10/07	5.35 to 5.38	60,750	60,342
France Telecom SA
7/2/07	5.40 (b)	6,000	5,973
Hypo Real Estate Bank International AG
7/10/07	5.37	20,000	19,885
ITT Corp.
6/12/07 to 8/10/07	5.35 to 5.40	28,000	27,853
Kellogg Co.
6/7/07 to 7/16/07	5.35 to 5.39	22,000	21,899
Liberty Harbour II CDO Ltd.
6/21/07	5.32 (b)	14,000	13,959
Michigan Gen. Oblig.
10/4/07	5.41	30,300	30,300
Monument Gardens Funding
6/13/07 to 8/14/07	5.32 to 5.33	178,434	178,031
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Motown Notes Program
6/12/07 to 6/21/07	5.35%	$ 47,089	$ 46,998
National Grid USA
6/29/07 to 7/20/07	5.38	21,000	20,888
Nissan Motor Acceptance Corp.
6/7/07 to 6/27/07	5.34 to 5.38	22,750	22,692
Paradigm Funding LLC
7/24/07 to 8/10/07	5.35 to 5.36	90,000	89,236
Park Avenue Receivables Corp.
6/12/07	5.31 (b)	5,000	4,992
Park Granada LLC
6/8/07 to 6/15/07	5.33 to 5.34	70,000	69,882
Park Sienna LLC
6/1/07 to 8/31/07	5.28 to 5.38	116,478	115,313
Rockies Express Pipeline LLC
6/13/07 to 7/20/07	5.39 to 5.44 (b)	48,500	48,275
SABMiller PLC
6/5/07 to 6/11/07	5.35 to 5.37	7,000	6,991
Spectra Energy Capital LLC
6/5/07 to 6/27/07	5.36 to 5.37 (b)	19,700	19,658
Stratford Receivables Co. LLC
6/20/07 to 6/25/07	5.33	96,152	95,866
Textron Financial Corp.
7/6/07 to 7/20/07	5.34 to 5.35	13,000	12,927
Time Warner Cable, Inc.
6/12/07 to 7/23/07	5.38 to 5.40	58,985	58,764
Time Warner, Inc.
6/11/07 to 8/17/07	5.38 to 5.43 (b)	93,940	93,386
Weatherford International Ltd.
6/7/07 to 6/25/07	5.35 to 5.36 (b)	29,345	29,302
WellPoint, Inc.
6/18/07	5.35	3,050	3,042
Whirlpool Corp.
6/6/07 to 6/29/07	5.35	5,000	4,986
Wisconsin Energy Corp.
6/28/07 to 8/8/07	5.37 to 5.46	10,250	10,183
Xcel Energy, Inc.
10/10/07	5.49	13,000	12,747
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
XTO Energy, Inc.
6/13/07 to 7/9/07	5.36 to 5.40%	$ 17,275	$ 17,207
Zenith Funding Corp.
6/7/07	5.32 (b)	146,000	145,872
TOTAL COMMERCIAL PAPER			1,753,037
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
6/15/07	5.32 (c)	15,000	15,000
Master Notes - 4.2%

Asset Funding Co. III LLC
6/5/07	5.38 to 5.39 (c)(e)	187,000	187,000
Bear Stearns & Co., Inc.
11/27/07	5.38 (c)	89,000	89,000
Countrywide Commercial Real Estate Finance, Inc.
6/1/07	5.46 (c)	252,000	252,000
Lehman Brothers Holdings, Inc.
6/11/07 to 9/28/07	5.43 to 5.46 (c)(e)	63,000	63,000
Lehman Commercial Paper, Inc.
6/1/07	5.46 (c)(e)	65,000	65,000
TOTAL MASTER NOTES			656,000
Medium-Term Notes - 34.1%

AIG Matched Funding Corp.
6/15/07 to 11/15/07	5.35 to 5.37 (b)(c)	184,000	184,000
8/15/07	5.35 (c)	169,000	169,000
Allstate Life Global Funding II
6/8/07 to 6/27/07	5.33 to 5.40 (b)(c)	72,000	72,000
ASIF Global Financing XXX
6/25/07	5.34 (b)(c)	80,000	80,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banco Santander Totta SA
6/18/07	5.32% (b)(c)	$ 50,000	$ 50,000
Banesto SA
7/18/07	5.33 (b)(c)	87,000	87,000
Banque Federative du Credit Mutuel (BFCM)
6/13/07	5.32 (b)(c)	96,000	96,000
Bayerische Landesbank Girozentrale
7/16/07 to 8/20/07	5.37 to 5.40 (c)	260,000	260,000
BMW U.S. Capital LLC
6/15/07	5.34 (c)	24,000	24,000
Caixa Catalunya
6/7/07	5.34 (c)	73,000	73,000
Caja Madrid SA
7/19/07	5.36 (c)	49,000	49,000
Calyon New York Branch
6/4/07	5.26 (c)	13,000	13,000
CIT Group, Inc.
6/20/07	5.58 (c)	9,000	9,007
Commonwealth Bank of Australia
6/25/07	5.32 (c)	57,000	57,000
Compagnie Financiere du Credit Mutuel
6/11/07	5.36 (c)	54,000	54,000
Countrywide Bank, Alexandria Virginia
6/15/07 to 6/25/07	5.33 (c)	56,000	55,998
Cullinan Finance Corp.
6/25/07 to 4/15/08	5.32 to 5.46 (b)(c)	236,000	235,994
General Electric Capital Corp.
6/7/07 to 6/18/07	5.36 to 5.45 (c)	449,000	449,005
Genworth Life Insurance Co.
6/1/07	5.39 (c)(e)	30,000	30,000
Harrier Finance Funding LLC
6/20/07 to 7/11/07	5.30 to 5.34 (b)(c)	40,000	39,998
HBOS Treasury Services PLC
6/25/07	5.42 (c)	145,000	145,000
8/20/07	5.43 (b)(c)	15,000	15,002
HSBC Finance Corp.
6/6/07 to 6/25/07	5.33 to 5.37 (c)	212,000	212,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HSH Nordbank AG
6/21/07 to 6/25/07	5.33 to 5.35% (b)(c)	$ 148,000	$ 148,000
ING USA Annuity & Life Insurance Co.
6/22/07	5.44 (c)(e)	33,000	33,000
Intesa Bank Ireland PLC
6/25/07	5.32 (b)(c)	110,000	110,000
K2 (USA) LLC
6/11/07	5.30 (b)(c)	42,000	41,999
Kestrel Funding PLC US LLC 144A
6/1/07 to 6/4/07	5.30 to 5.34 (b)(c)	45,000	45,000
Merrill Lynch & Co., Inc.
6/4/07 to 6/27/07	5.33 to 5.40 (c)	111,000	111,017
MetLife Insurance Co. of Connecticut
7/1/07 to 8/17/07	5.43 to 5.44 (c)(e)	45,000	45,000
Metropolitan Life Global Funding I
6/6/07 to 6/28/07	5.35 to 5.43 (b)(c)	75,652	75,652
Metropolitan Life Insurance Co.
8/17/07	5.44 (c)(e)	10,000	10,000
Monumental Global Funding III
6/20/07	5.33 (b)(c)	25,000	25,000
Morgan Stanley
6/1/07 to 6/27/07	5.38 to 5.43 (c)	238,968	238,996
Natexis Banques Populaires NY CD
6/4/07	5.28 (c)	116,000	115,998
National Rural Utils. Coop. Finance Corp.
6/4/07	5.30 (c)	7,000	7,000
Nordea Bank AB
6/4/07	5.26 (c)	97,000	96,997
Pacific Life Global Funding
6/13/07	5.37 (c)	10,000	10,000
6/4/07	5.39 (b)(c)	15,000	15,000
RACERS
6/22/07	5.37 (b)(c)	140,000	140,000
Royal Bank of Canada
6/11/07	5.37 (c)	15,000	15,000
Royal Bank of Scotland PLC
6/21/07	5.33 (b)(c)	230,000	230,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Security Life of Denver Insurance Co.
8/29/07	5.45% (c)(e)	$ 23,000	$ 23,000
Sigma Finance, Inc.
6/11/07 to 6/15/07	5.30 to 5.32 (b)(c)	122,000	121,997
Skandinaviska Enskilda Banken AB
6/6/07 to 6/22/07	5.27 to 5.32 (c)	250,000	249,976
SLM Corp.
7/25/07	5.58 (c)	26,700	26,710
Southern Co.
6/20/07	5.36 (c)	13,000	13,000
UniCredito Italiano Bank (Ireland) PLC
6/14/07 to 6/15/07	5.33 (b)(c)	163,000	163,000
UniCredito Italiano Spa, New York
6/4/07 to 8/20/07	5.33 to 5.35 (c)	109,000	108,993
Verizon Communications, Inc.
6/15/07	5.35 (c)	105,000	105,000
Vodafone Group PLC
6/29/07	5.41 (c)	17,850	17,850
Wachovia Asset Securitization Issuance LLC
6/25/07	5.31 (b)(c)	10,348	10,348
Washington Mutual Bank
6/22/07 to 8/16/07	5.34 to 5.40 (c)	156,000	156,002
8/24/07	5.34 (b)(c)	114,000	114,000
Wells Fargo & Co.
6/4/07 to 6/15/07	5.33 to 5.38 (c)	207,500	207,500
WestLB AG
6/11/07	5.38 (b)(c)	67,000	67,000
Westpac Banking Corp.
6/11/07	5.40 (c)	30,000	30,000
TOTAL MEDIUM-TERM NOTES			5,388,039
Short-Term Notes - 2.4%

Hartford Life Insurance Co.
6/1/07	5.51 (c)(e)	41,000	41,000
Jackson National Life Insurance Co.
7/1/07	5.40 (c)(e)	36,000	36,000
Metropolitan Life Insurance Co.
7/2/07 to 8/1/07	5.45 to 5.48 (c)(e)	65,000	65,000
Short-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Monumental Life Insurance Co.
6/1/07	5.46 to 5.49% (c)(e)	$ 55,000	$ 55,000
New York Life Insurance Co.
6/30/07	5.43 (c)(e)	125,000	125,000
Transamerica Occidental Life Insurance Co.
8/1/07	5.53 (c)(e)	55,000	55,000
TOTAL SHORT-TERM NOTES			377,000
Asset-Backed Securities - 2.0%

Aardvark ABS CDO
7/6/07	5.40 (b)(c)	72,000	72,000
Le Monde CDO I PLC / LLC
6/5/07	5.37 (b)(c)	68,000	67,993
Master Funding Trust I
6/25/07 to 6/26/07	5.35 (c)	68,000	68,000
6/25/07	5.35 (b)(c)	12,000	12,000
PASA Funding 2007 Ltd.
6/7/07	5.34 (b)(c)	83,000	83,000
Wind Trust
6/25/07	5.32 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			314,993
Municipal Securities - 0.6%

Catholic Health Initiatives Series A, CP
6/7/07	5.37	11,200	11,200
Catholic Health Initiatives Series B, CP
6/14/07	5.37	15,600	15,600
LoanStar Assets Partners LP Student Ln. Rev. Series A, VRDN
6/7/07	5.32 (c)	75,000	75,000
TOTAL MUNICIPAL SECURITIES			101,800
Repurchase Agreements - 26.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 5.32% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) #	$ 80,092	$ 80,080
With:
Banc of America Securities LLC At:
5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $512,040,000, 5.05% - 6.38%, 1/18/10 - 6/15/47)	502,075	502,000
5.36%, dated 5/31/07 due 6/1/07 (Collateralized by Commercial Paper Obligations valued at $287,640,001, 6/25/07 - 10/1/07)	282,042	282,000
Barclays Capital, Inc. At 5.39%, dated 5/31/07 due 6/1/07 (Collateralized by Equity Securities valued at $215,250,030)	205,031	205,000
Citigroup Global Markets, Inc. At 5.36%, dated 5/31/07 due 6/1/07:
(Collateralized by Commercial Paper Obligations valued at $172,380,001, 6/6/07 - 7/18/07)	169,025	169,000
(Collateralized by Mortgage Loan Obligations valued at $655,200,000, 3.03% - 7.42%, 9/10/09 - 9/25/46)	624,093	624,000
Deutsche Bank Securities, Inc. At 5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Mortgage Loan Obligations valued at $44,100,000, 5.75% - 6.42%, 12/25/32 - 7/25/36)	42,569	42,000
4/30/07 due 7/30/07 (Collateralized by Corporate Obligations valued at $63,000,001, 2.25% - 9.89%, 12/15/10 - 1/15/27)	60,813	60,000
5/2/07 due 8/7/07 (Collateralized by Mortgage Loan Obligations valued at $60,180,000, 4.81% - 5.75%, 7/25/33 - 5/10/43)	59,852	59,000
5/14/07 due 8/13/07 (Collateralized by Mortgage Loan Obligations valued at $84,000,000, 6% - 6.53%, 3/15/11 - 1/25/37)	81,084	80,000
5/15/07 due 8/14/07 (Collateralized by Mortgage Loan Obligations valued at $82,620,001, 5.48% - 6%, 7/25/36 - 12/10/49)	82,097	81,000
Goldman Sachs & Co. At:
5.4%, dated 5/25/07 due 8/29/07 (Collateralized by Corporate Obligations valued at $42,000,424, 0% - 8%, 2/15/08 - 1/1/49) (c)(d)	40,576	40,000
5.41%, dated 5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at $163,800,001, 5% - 11.11%, 7/20/09 - 1/15/28) (c)(d)	158,321	156,000
J.P. Morgan Securities, Inc. At 5.41%, dated 5/10/07 due 6/29/07 (Collateralized by Corporate Obligations valued at $125,346,466, 6.98% - 13%, 10/15/07 - 5/23/21) (c)(d)	119,894	119,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. At:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $50,404,221, 0% - 6.95%, 5/25/32 - 3/25/37)	$ 48,645	$ 48,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $33,601,191, 0.21% - 13.32%, 3/28/30 - 12/10/37)	32,434	32,000
5.4%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $46,202,164, 6.65% - 7.5%, 9/15/11 - 4/1/36) (c)(d)	45,201	44,000
Merrill Lynch, Pierce, Fenner & Smith At:
5.4%, dated 5/31/07 due 6/1/07 (Collateralized by Equity Securities valued at $615,544,958)	586,088	586,000
5.42%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $101,015,918, 4.88% - 9.25%, 10/1/08 - 6/15/16) (c)(d)	97,315	96,000
Morgan Stanley & Co. At 5.42%, dated 5/10/07 due 6/29/07 (Collateralized by Corporate Obligations valued at $124,987,245, 4.75% - 11.25%, 8/17/09 - 12/10/49) (c)(d)	119,896	119,000
Wachovia Securities, Inc. At 5.38%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $798,660,000, 5.25% - 5.66%, 12/15/43 - 11/15/48)	783,117	783,000
TOTAL REPURCHASE AGREEMENTS		4,207,080
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $15,855,738)		15,855,738
NET OTHER ASSETS - (0.4)%		(62,251)
NET ASSETS - 100%		$ 15,793,487
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,814,156,000 or 17.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $833,000,000 or 5.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 6/5/07	11/7/06	$ 95,000
5.39%, 6/5/07	8/29/06	$ 92,000
Genworth Life Insurance Co. 5.39%, 6/1/07	3/30/07	$ 30,000
Hartford Life Insurance Co. 5.51%, 6/1/07	12/16/03	$ 41,000
ING USA Annuity & Life Insurance Co. 5.44%, 6/22/07	6/23/05	$ 33,000
Security	Acquisition Date	Cost (000s)
Jackson National Life Insurance Co. 5.4%, 7/1/07	3/31/03	$ 36,000
Lehman Brothers Holdings, Inc.: 5.43%, 6/11/07	1/10/07	$ 45,000
5.46%, 9/28/07	12/11/06	$ 18,000
Lehman Commercial Paper, Inc. 5.46%, 6/1/07	3/29/07	$ 65,000
MetLife Insurance Co. of Connecticut: 5.43%, 7/1/07	3/28/07	$ 35,000
5.44%, 8/17/07	5/17/07	$ 10,000
Metropolitan Life Insurance Co.: 5.44%, 8/17/07	8/16/06	$ 10,000
5.45%, 7/2/07	3/26/02	$ 45,000
5.48%, 8/1/07	2/24/03	$ 20,000
Monumental Life Insurance Co.: 5.46%, 6/1/07	7/31/98	$ 10,000
5.49%, 6/1/07	3/12/99	$ 45,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02 - 12/19/02	$ 125,000
Security Life of Denver Insurance Co. 5.45%, 8/29/07	8/26/05	$ 23,000
Transamerica Occidental Life Insurance Co. 5.53%, 8/1/07	4/28/00	$ 55,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$80,080,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 6,495
Bank of America, NA	16,982
Barclays Capital, Inc.	16,981
Bear Stearns & Co., Inc.	2,830
Citigroup Global Markets, Inc.	16,981
Countrywide Securities Corp.	5,660
Credit Suisse Securities (USA) LLC	8,491
HSBC Securities (USA), Inc.	5,660
$ 80,080
Income Tax Information
At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $15,855,738,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007